Commitments and Contingent Liabilities (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loss Contingencies [Line Items]
Rent expense		$ 37	$ 34	$ 31
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2017		61
2018		37
2019		35
2020		29
2021		21
Thereafter		42
Total minimum rental payments		225
Large Producer in DJ Basin
Loss Contingencies [Line Items]
Cash payment	$ 89
Dedication term	15 years
Legal fees		2
Other Current Liabilities
Loss Contingencies [Line Items]
Environmental Liabilities		4	3
Other Long-Term Liabilities
Loss Contingencies [Line Items]
Environmental Liabilities		$ 9	$ 9